INCOME TAXES	12 Months Ended
Oct. 30, 2011
INCOME TAXES
INCOME TAXES

Note J

INCOME TAXES

The components of the provision for income taxes are as follows:

(in thousands)	2011	2010	2009

Current:
U.S. Federal	$202,084	$170,326	$159,208
State	26,978	22,896	22,027
Foreign	3,826	2,124	1,245
Total current	232,888	195,346	182,480
Deferred:
U.S. Federal	6,358	27,009	(392)
State	394	2,420	81
Total deferred	6,752	29,429	(311)
Total provision for income taxes	$239,640	$224,775	$182,169

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that,based upon its lengthy and consistent history of profitable operations, it is more likely than not that the net deferred tax assets of $129.0 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

	October 30,	October 31,
(in thousands)	2011	2010

Deferred tax liabilities:
Tax over book depreciation	$ (92,848)	$ (81,821)
Pension assets	(30,029)	(22,809)
Book/tax basis difference from acquisitions	(27,593)	(30,262)
Commodity hedging contracts	(10,337)	(16,327)
Other, net	(61,824)	(54,273)
Deferred tax assets:
Post-retirement benefits	134,117	133,684
Pension benefits	57,961	52,445
Stock options	29,321	29,092
Deferred compensation	21,961	21,409
Insurance accruals	14,786	14,318
Vacation accruals	13,636	13,857
Promotional accruals	9,867	7,208
Federal benefit of state tax	9,596	14,799
Other, net	60,403	61,809
Net deferred tax assets	$129,017	$143,129

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2011	2010	200	9

U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.7	3.1	2.9
Manufacture deduction	(2.6)	(1.7)	(1.6)
All other, net	(1.8)	(0.4)	(1.8)
Effective tax rate	33.3%	36.0%	34.5%

The Company has accumulated undistributed earnings of foreign subsidiaries and joint ventures of approximately $56.5 million as of October 30, 2011. These earnings are expected to be indefinitely reinvested outside of the United States.

Total income taxes paid during fiscal 2011, 2010, and 2009 were $227.3 million, $212.6 million, and $160.3 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2010 and 2011.

(in thousands)
Balance as of October 25, 2009	$ 42,762
Tax positions related to the current period:
Increases	3,102
Decreases	–
Tax positions related to prior periods:
Increases	4,194
Decreases	(18,313)
Settlements	(2,650)
Decreases related to a lapse of applicable statute of limitations:	(3,022)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	–
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398

The amount of unrecognized tax benefits, including interest and penalties, at October 30, 2011, recorded in other long-term liabilities was $28.1 million, of which $18.6 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with $(4.2) million included in expense for fiscal 2011. The amount of accrued interest and penalties at October 30, 2011, associated with unrecognized tax benefits was $6.7 million.

The Company is regularly audited by federal and state taxing authorities. During fiscal year 2010, the United States internal Revenue Service (I.R.S.) concluded its examination of the Company’s consolidated federal income tax returns for the fiscal years through 2007. During the fourth quarter of fiscal year 2010 the I.R.S. opened an examination of the Company’s consolidated federal income tax returns for fiscal years 2008 and 2009. The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2004. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and that the related unrecognized tax benefits may change, based on the status of the examinations it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.